Employee Benefit Plans Summary of All Employee Restricted Equity Award Activity (Detail) - Employee Restricted Equity Awards - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Shares
Beginning of year	3,570,271	3,879,077	4,856,356
Add (deduct):
Granted	1,476,802	1,629,534	1,835,145
Vested	(1,452,353)	(1,861,442)	(2,691,337)
Forfeited	(55,698)	(76,898)	(121,087)
End of year	3,539,022	3,570,271	3,879,077
Weighted Average Grant Date Fair Value
Beginning of year	$ 57.68	$ 48.28	$ 38.56
Granted	70.11	55.28	49.61
Vested	46.88	36.19	31.85
Forfeited	60.81	52.79	43.98
End of year	$ 67.24	$ 57.68	$ 48.28
Unrecognized compensation cost related to unvested equity awards	$ 93.8
Period of recognition of compensation expense related to unvested equity awards	2 years 1 month 6 days
Dividend Equivalent Units
Add (deduct):
Granted	237,582	144,389	210,159
Weighted Average Grant Date Fair Value
Granted	$ 0	$ 0	$ 0
Performance Shares
Weighted Average Grant Date Fair Value
Target shares	727,596
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Expected To Vest Number	1,497,347